Financial assets at fair value through the income statement	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through the income statement	Financial assets at fair value through the income statement

Accounting for financial assets designated at fair value
Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.
Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
The details on how the fair value amounts are derived for financial assets at fair value are described in Note 16.

Accounting for financial assets mandatorily at fair value
Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are Solely Payments of
Principal and Interest (SPPI), or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

	Barclays Bank Group
	2024	2023
	£m	£m
Loans and advances	1,039	1,367
Debt securities	182	130
Other financial assets	—	—
Financial assets designated at fair value	1,221	1,497

Loans and advances	43,143	45,174
Debt securities	2,749	2,415
Equity securities	2,856	5,938
Reverse repurchase agreements and other similar secured lending	141,791	149,131
Other financial assets	85	81
Financial assets mandatorily at fair value	190,624	202,739
Total	191,845	204,236
Credit risk of financial assets designated at fair value and related credit derivatives
The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities as they have minimal exposure to credit risk due to limited gross exposure.

	Barclays Bank Group

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	1,039	1,367	(2)	3	(4)	1
Value mitigated by related credit derivatives	405	613	—	(5)	—	(5)